PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 24, 2025	Jun. 30, 2026	Dec. 31, 2025
Private Placement [Line Items]
Purchase of ordinary shares	2,500,000
Price per share (in Dollars per share)	$ 10
After the completion of an initial business combination		30 days	30 days
Class A Ordinary Shares
Private Placement [Line Items]
Purchased an aggregate of warrants	1
Purchase of ordinary shares		1	1
Price per share (in Dollars per share)		$ 11.5	$ 11.5
Warrant price per share (in Dollars per share)	$ 11.5	$ 18	$ 18
Private Placement Warrants [Member]
Private Placement [Line Items]
Purchased an aggregate of warrants			3,468,750
Purchase of warrant (in Dollars)		$ 7,568,750	$ 7,568,750
Private Placement Warrants [Member] | JVB Financial Group LLC And Clear Street LLC [Member]
Private Placement [Line Items]
Purchased an aggregate of warrants		2,868,750	2,868,750
Private Placement Warrants [Member] | Sponsor
Private Placement [Line Items]
Purchased an aggregate of warrants		4,700,000	4,700,000
NMSI Private Placement Warrants
Private Placement [Line Items]
Number of warrants purchased		4,100,000	4,100,000
Warrant [Member]
Private Placement [Line Items]
Purchased an aggregate of warrants		7,568,750	7,568,750
Warrant price per share (in Dollars per share)		$ 1	$ 1
Purchase of warrant (in Dollars)		$ 7,568,750	$ 7,568,750